Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-1299890
Plan number	002
Total investments	$ 12,352,981,729
Participant Loans	80,860,992
TOTAL	12,433,842,721
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 3,099,445,766
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Common/Collective Funds | 1-3 Year Gov/Credit Bond Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 79,509,468
Investment, Identifier [Axis]: Common/Collective Funds | 20 Plus Treasury Bond Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	266,473,474
Investment, Identifier [Axis]: Common/Collective Funds | Developed Real Estate Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	28,863,395
Investment, Identifier [Axis]: Common/Collective Funds | EAFE Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	567,916,610
Investment, Identifier [Axis]: Common/Collective Funds | Emerging Markets Index Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	215,814,097
Investment, Identifier [Axis]: Common/Collective Funds | LifePath® Index 2030 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	552,550,592
Investment, Identifier [Axis]: Common/Collective Funds | LifePath® Index 2035 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	560,996,102
Investment, Identifier [Axis]: Common/Collective Funds | LifePath® Index 2040 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	629,840,568
Investment, Identifier [Axis]: Common/Collective Funds | LifePath® Index 2045 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	435,565,389
Investment, Identifier [Axis]: Common/Collective Funds | LifePath® Index 2050 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	392,719,119
Investment, Identifier [Axis]: Common/Collective Funds | LifePath® Index 2055 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	192,817,388
Investment, Identifier [Axis]: Common/Collective Funds | LifePath® Index 2060 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	63,955,130
Investment, Identifier [Axis]: Common/Collective Funds | LifePath® Index 2065 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	33,447,023
Investment, Identifier [Axis]: Common/Collective Funds | LifePath® Index 2070 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,878,699
Investment, Identifier [Axis]: Common/Collective Funds | LifePath® Index Retirement Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,011,047,844
Investment, Identifier [Axis]: Common/Collective Funds | Mid Capital Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	487,399,400
Investment, Identifier [Axis]: Common/Collective Funds | Russell 2000® Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	163,434,090
Investment, Identifier [Axis]: Common/Collective Funds | U.S. Debt Fund F | Columbia Threadneedle Core Plus Fixed in Class SR1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	70,544,914
Investment, Identifier [Axis]: Common/Collective Funds | U.S. Debt Fund F | Shell BR US Debt Index Ad Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	258,664,686
Investment, Identifier [Axis]: Common/Collective Funds | U.S. Debt Fund F | Shell FIAM Core Pls Adm Pl
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	141,089,828
Investment, Identifier [Axis]: Common/Collective Funds | U.S. Equity Index Fund | Spartan 500 Index Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,266,724,231
Investment, Identifier [Axis]: Shell Stock Fund | Fidelity Institutional Cash Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,561,045
Investment, Identifier [Axis]: Shell Stock Fund | Shell Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	271,095,936
Investment, Identifier [Axis]: Thrift Fund | FIAM Institutional Cash Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 557,626,935